Other Real Estate Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2022
Other Real Estate [Abstract]
Other Real Estate Acquired in Settlement of Loans	Other Real Estate Acquired in Settlement of Loans

(in thousands)	2022	2021
Commercial	$—	$643
Real estate construction - commercial	10,094	10,166
Real estate mortgage - residential	179	117
Real estate mortgage - commercial	1,186	2,510
Total	$11,459	$13,436
Less valuation allowance for other real estate owned	(2,664)	(2,911)
Total other real estate owned	$8,795	$10,525
Changes in the net carrying amount of other real estate owned for the years indicated:

Balance at December 31, 2020	$14,905
Additions	723
Proceeds from sales	(1,551)
Charge-offs against the valuation allowance for other real estate owned, net	(668)
Net gain on sales	27
Balance at December 31, 2021	$13,436
Additions	162
Proceeds from sales	(2,176)
Charge-offs against the valuation allowance for other real estate owned, net	(218)
Net gain on sales	255
Total other real estate owned	$11,459
Less valuation allowance for other real estate owned	(2,664)
Balance at December 31, 2022	$8,795
At December 31, 2022, no consumer mortgage loans secured by residential real estate properties were in the process of foreclosure compared to $0.2 million of consumer mortgage loans in the process of foreclosure at December 31, 2021.
Activity in the valuation allowance for other real estate owned in settlement of loans for the years indicated was as follows:

(in thousands)	2022	2021	2020
Balance, beginning of period	$2,911	$2,614	$2,956
(Release of) provision for other real estate owned	(29)	965	5
Charge-offs	(218)	(668)	(347)
Balance, end of period	$2,664	$2,911	$2,614